Income taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income taxes	Income taxes:
(a)Current tax expense:
The components of income tax benefit (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2019	2018
Current tax expense
Current period income tax	$9	$51
Withholding tax	11	319
Total current tax expense	$20	$370
Deferred tax expense
Origination and reversal of temporary differences	$(16,287)	$1,834
Adjustments for prior periods	2,715	(1,138)
Change in unrecognized deductible temporary differences	13,572	(696)
Total deferred tax expense	$—	$—

Total income tax expense	$20	$370
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2019	2018
Net loss before income taxes	$(39,030)	$(26,953)
Expected tax recovery at 27.00% (2018 – 27.00%)	$(10,538)	$(7,277)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses (non-taxable income)	(73)	1,009
Investment tax credits earned	(3,126)	(2,439)
Foreign tax rate differences	1,304	227
Change in unrecognized deductible temporary differences	12,442	8,531
Other	11	319
Income taxes	$20	$370
26.  Income taxes (cont'd):
(b) Unrecognized deferred tax liabilities:
At December 31, 2019, the Corporation did not have any deferred tax liabilities resulting from taxable temporary differences related to unremitted earnings of controlled subsidiaries.
(c) Unrecognized deferred tax asset:
At December 31, 2019, the Corporation did not recognize any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2019	2018
Scientific research expenditures	$97,340	$83,661
Accrued warranty provision	6,600	10,197
Share issuance costs	238	668
Losses from operations carried forward	115,977	107,339
Investment tax credits	34,341	30,231
Property, plant and equipment and intangible assets	193,336	174,006
	$447,832	$406,102

Deferred tax assets have not been recognized in respect of these deductible temporary differences because it is not currently probable that future taxable profit will be available against which the Corporation can utilize the benefits.
The Corporation has available to carry forward the following as at December 31:

	2019	2018
Canadian scientific research expenditures	$97,340	$83,661
Canadian losses from operations	34,847	33,801
Canadian investment tax credits	34,341	30,231
German losses from operations for corporate tax purposes	525	553
U.S. federal losses from operations	51,696	45,140
Denmark losses from operations	26,405	25,757
Hong Kong losses from operations	33	24
The Canadian scientific research expenditures may be carried forward indefinitely. The Canadian losses from operations may be used to offset future Canadian taxable income and expire over the period from 2031 to 2039.
The German, Hong Kong and Denmark losses from operations may be used to offset future taxable income in Germany, Hong Kong and Denmark for corporate tax and trade tax purposes and may be carried forward indefinitely.
The U.S. federal losses from operations incurred prior to January 1, 2018 may be used to offset future U.S. taxable income and expire over the period from 2021 to 2037 and may be carried forward indefinitely for losses incurred after January 1, 2018.
The Canadian investment tax credits may be used to offset future Canadian income taxes otherwise payable and expire over the period from 2020 to 2039.